Leases - Future Lease Payments (Details) $ in Millions	Mar. 31, 2020 USD ($)
Operating Leases
2021	$ 16.7
2022	13.1
2023	9.2
2024	6.7
2025	4.4
Thereafter	8.8
Total	58.9
Finance Leases
2021	0.6
2022	0.5
2023	0.5
2024	0.3
2025	0.2
Thereafter	0.1
Total	2.2
Total
2021	17.3
2022	13.6
2023	9.7
2024	7.0
2025	4.6
Thereafter	8.9
Total	61.1
Less: imputed interest	3.4
Total lease liabilities	$ 57.7